Share Plans (Schedule of the Valuation Assumptions Used in the Conversion) (Details) (USD $)			0 Months Ended
	Sep. 27, 2013	Jun. 28, 2013	Jun. 28, 2013 Pre-Separation	Jun. 28, 2013 Post-Separation
Weighted Average Assumptions
Expected share price volatility			26.00%	32.00%
Risk-free interest rate			0.99%	0.99%
Expected annual dividend per share			1.65%	0.00%
Expected life of options (in years)			3 years 9 months 18 days	3 years 9 months 18 days
Fair value per option			$ 18.04	$ 16.51
Share options outstanding	2,760,231	2,399,822	1,745,258	2,399,822